Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

CLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX) (formerly, Class K Shares)
INSTITUTIONAL SHARES (TICKER FISPX)
SERVICE SHARES (TICKER FMXSX) (formerly, Institutional Service Shares)

SUPPLEMENT TO summary PROSPECTUSES DATED DECEMBER 31, 2010

Under the heading entitled “Fund Summary Information,” please delete the reference to Leon Roisenberg in the “Fund Management” sub-section.

December 7, 2011

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450989 (12/11)